Property and Equipment (Details Textual) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Property and Equipment (Textual)
Depreciation expense	$ 77	$ 171		$ 672	$ 119
Zest Labs Freshness Hardware [Member]
Property and Equipment (Textual)
Inventory reclassified to property and equipment			$ 2,477		$ 2,477
Maximum [Member]
Property and Equipment (Textual)
Estimated useful lives			7 years
Minimum [Member]
Property and Equipment (Textual)
Estimated useful lives			3 years
Property and equipment [Member]
Property and Equipment (Textual)
Asset impairment				$ 1,139